Right-of-use-assets - Additional Information (Detail) € in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025 EUR (€) Store	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Duration of lease agreement	9 years 9 months
Lease termination date	Dec. 31, 2034
Carrying amount		€ 33,641	€ 44,378	€ 50,444
Impairment reversal		0	143
Payment of lease liabilities		12,768	14,098	14,147
Interest paid on lease liabilities		3,286	3,810	3,090
Italy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses		959
Carrying amount		€ 10,628	12,008
Number of stores | Store		4
Spain [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount		€ 823	1,424
North Carolina [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount		2,717
United States of America [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount		€ 17,019	21,810
Number of stores | Store		3
United Kingdom [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount		€ 914	4,591
Australia [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses		€ 382
Weighted average cost of capital rate		8.83%
Long-term growth rate		2.78%
Carrying amount		€ 419
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Information about lessee's exposure arising from extension options and termination options		Some leases include an option to renew the lease for an additional period of the same duration after the end of the contract term.
Information about restrictions or covenants imposed by leases on lessee		For certain of these leases, the Group is restricted from entering into any sub-lease arrangements.
Buildings [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term		5 years
Buildings [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term		10 years
Vehicles [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term		2 years
Vehicles [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term		4 years
IT and Office Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Statement that lessee accounts for short-term leases using recognition exemption		These leases are short-term and/or leases of low-value items.
Statement that lessee accounts for leases of low-value assets using recognition exemption		These leases are short-term and/or leases of low-value items.
IT and Office Equipment [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term		1 year
IT and Office Equipment [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term		3 years
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses		€ 3,615	1,420	1,092
Carrying amount		89,668	100,817	€ 102,499
Impairment reversal		689	€ 962
Right-of-use assets [member] | Italy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses		€ 128
Weighted average cost of capital rate		9.79%
Long-term growth rate		1.98%
Carrying amount		€ 3,228
Right-of-use assets [member] | United States of America [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses		€ 2,494
Weighted average cost of capital rate		9.39%
Long-term growth rate		2.56%
Carrying amount		€ 7,825
Right-of-use assets [member] | United Kingdom [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses		€ 611
Weighted average cost of capital rate		9.05%
Long-term growth rate		2.87%
Carrying amount		€ 754
Goodwill [member] | Italy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses		€ 831